Goodwill - Summary Of Movement Of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 309,894	$ 346,418
Goodwill acquired		20
Effect of currency translation remeasurement	16,117	(36,544)
Ending Balance	$ 326,011	$ 309,894